PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, plant and equipment, Cost	$ 40,416	$ 37,877
Accumulated depreciation	36,560	34,686
Depreciated cost	3,856	3,191
Computers and Peripheral Equipment [Member]
Property, plant and equipment, Cost	26,647	24,871
Accumulated depreciation	24,607	23,075
Office Furniture And Equipment [Member]
Property, plant and equipment, Cost	10,861	10,753
Accumulated depreciation	9,873	9,650
Leasehold Improvements [Member]
Property, plant and equipment, Cost	2,908	2,253
Accumulated depreciation	$ 2,080	$ 1,961